Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expenses [Abstract]
Schedule of Components of Income Tax Provision

The components of income tax provision are:

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Current income tax expense	61,306	-	-
Deferred income tax expense	53,596	131,240	-
Total income tax expenses	114,902	131,240	-

Schedule of Income Tax Expense

A reconciliation between income tax expense and the product of accounting loss multiple by the applicable corporate tax rate for the reporting periods ended December 31, 2024, 2023 and 2022 were as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Profit/(Loss) before income tax	(83,508,195)	1,125,435	(803,980)

Tax calculated at statutory rate of 17% (2023: 17%)	(14,196,647)	191,324	(136,677)
Differences arise from tax rate in different jurisdiction	14,834	-	-
Income not subject to tax	(113,131)	(28,390)	(360)
Expense not deductible for tax purpose	14,283,615	73,097	93,008
Recognition of timing difference	53,596	9,432	(9,997)
Tax on enhance deductible for qualifying expenditure	-	-	(37,959)
Utilization of tax benefit	(34,488)	-	-
Deferred tax assets previously not recognized, net of foreign exchange fluctuation	-	(88,615)	-
Deferred tax assets (net) not recognized	167,285	(25,608)	91,985
Others	(60,162)	-	-
	114,902	131,240	-